DEBT MATURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2017	$ 39,664
2018	0
2019	189,200
2020	0
2021	0
Long-term Debt, Maturities, Repayments of Principal after Year Five	350,000
Long-term Debt	578,864	$ 608,700
Deferred Finance Costs, Net	7,189
Long-term Debt and Capital Lease Obligations	$ 571,675